LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.63%
INVESTMENT COMPANIES–97.63%
Equity Funds–29.54%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	434,980	$ 19,658,940
LVIP MFS Value Fund	311,401	17,310,503
LVIP SSGA Large Cap 100 Fund	2,716,631	38,869,560
LVIP SSGA Mid-Cap Index Fund	1,463,653	21,097,097
LVIP SSGA Nasdaq-100 Index Fund	243,599	2,609,187
LVIP SSGA S&P 500 Index Fund	4,079,819	117,062,236
LVIP SSGA Small-Cap Index Fund	840,735	30,786,023
LVIP T. Rowe Price Growth Stock Fund	716,025	43,701,152
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	495,717	15,723,144
		306,817,842
Fixed Income Funds–55.91%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	5,589,415	57,582,150
LVIP Delaware Bond Fund	17,087,758	219,065,060
LVIP Delaware Diversified Floating Rate Fund	260,432	2,560,828
LVIP JPMorgan High Yield Fund	3,162,871	32,840,086
LVIP PIMCO Low Duration Bond Fund	456,028	4,350,506
LVIP SSGA Bond Index Fund	3,713,896	40,336,625
LVIP SSGA Short-Term Bond Index Fund	692,989	6,914,642
LVIP Western Asset Core Bond Fund	23,056,879	217,080,519
		580,730,416
Global Equity Fund–1.02%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,109,340	10,617,496
		10,617,496
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	974,143	$ 10,022,953
		10,022,953
International Equity Funds–10.20%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	666,051	9,997,433
LVIP MFS International Growth Fund	1,465,735	30,427,192
LVIP Mondrian International Value Fund	1,446,910	23,251,847
LVIP SSGA Developed International 150 Fund	1,195,618	9,819,609
LVIP SSGA International Index Fund	3,103,383	32,414,834
		105,910,915
Total Affiliated Investments (Cost $853,160,333)		1,014,099,622

UNAFFILIATED INVESTMENT–2.27%
INVESTMENT COMPANY–2.27%
Money Market Fund–2.27%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	23,596,922	23,596,922
Total Unaffiliated Investment (Cost $23,596,922)		23,596,922

TOTAL INVESTMENTS–99.90% (Cost $876,757,255)	1,037,696,544
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	1,047,169
NET ASSETS APPLICABLE TO 75,737,594 SHARES OUTSTANDING–100.00%	$1,038,743,713

✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	Australian Dollar	$374,825	$374,182	6/13/22	$644	$—
11	British Pound	902,756	906,233	6/13/22	—	(3,477)
15	Euro	2,081,063	2,065,917	6/13/22	15,146	—
11	Japanese Yen	1,132,656	1,140,809	6/13/22	—	(8,153)
					15,790	(11,630)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	393,925	394,913	6/17/22	—	(988)
17	E-mini Russell 2000 Index	1,756,440	1,754,718	6/17/22	1,722	—
58	E-mini S&P 500 Index	13,139,175	13,038,668	6/17/22	100,506	—
16	E-mini S&P MidCap 400 Index	4,302,720	4,293,470	6/17/22	9,250	—
56	Euro STOXX 50 Index	2,368,348	2,348,918	6/17/22	19,430	—
9	FTSE 100 Index	885,058	878,527	6/17/22	6,532	—
8	OMXS 30 Index	177,402	180,853	4/13/22	—	(3,452)
3	SPI 200 Index	419,740	411,455	6/16/22	8,285	—
8	TOPIX Index	1,279,120	1,278,371	6/9/22	749	—
					146,474	(4,440)
Total Futures Contracts					$162,264	$(16,070)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the “Underlying Funds”).The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,014,099,622	$—	$—	$1,014,099,622
Unaffiliated Investment Company	23,596,922	—	—	23,596,922
Total Investments	$1,037,696,544	$—	$—	$1,037,696,544
Derivatives:
Assets:
Futures Contracts	$162,264	$—	$—	$162,264
Liabilities:
Futures Contracts	$(16,070)	$—	$—	$(16,070)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.63%@
Equity Funds-29.54%@
✧✧LVIP Delaware Mid Cap Value Fund	$19,912,632	$750,374	$639,311	$(122)	$(364,633)	$19,658,940	434,980	$—	$—
✧✧LVIP MFS Value Fund	18,867,939	15,550	867,269	137,493	(843,210)	17,310,503	311,401	—	—
✧✧LVIP SSGA Large Cap 100 Fund	42,601,097	35,125	2,755,590	9,279	(1,020,351)	38,869,560	2,716,631	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	22,411,186	519,411	709,722	(18,732)	(1,105,046)	21,097,097	1,463,653	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,800,830	146,055	86,551	(2,478)	(248,669)	2,609,187	243,599	—	—
✧✧LVIP SSGA S&P 500 Index Fund	127,493,642	105,096	4,538,217	2,349,827	(8,348,112)	117,062,236	4,079,819	—	—
✧✧LVIP SSGA Small-Cap Index Fund	32,361,500	1,961,536	1,053,245	(113,161)	(2,370,607)	30,786,023	840,735	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	44,523,540	7,838,896	1,512,919	(103,515)	(7,044,850)	43,701,152	716,025	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,722,538	3,380,349	511,215	(104,135)	(1,764,393)	15,723,144	495,717	—	—
Fixed Income Funds-55.91%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	61,409,017	51,516	3,692,193	(264,371)	78,181	57,582,150	5,589,415	—	—
✧✧LVIP Delaware Bond Fund	244,192,051	203,822	10,011,214	(887,519)	(14,432,080)	219,065,060	17,087,758	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	2,620,427	49,982	(241)	(9,376)	2,560,828	260,432	—	—
✧✧LVIP JPMorgan High Yield Fund	35,981,430	29,973	1,781,000	(44,390)	(1,345,927)	32,840,086	3,162,871	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	4,803,622	4,029	309,128	(8,113)	(139,904)	4,350,506	456,028	—	—
✧✧LVIP SSGA Bond Index Fund	44,941,497	37,467	2,017,779	(31,355)	(2,593,205)	40,336,625	3,713,896	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,599,728	6,370	511,909	(10,977)	(168,570)	6,914,642	692,989	—	—
✧✧LVIP Western Asset Core Bond Fund	243,968,070	203,073	8,613,198	(828,342)	(17,649,084)	217,080,519	23,056,879	—	—
Global Equity Fund-1.02%@
✧✧LVIP BlackRock Global Real Estate Fund	11,435,103	54,465	346,206	(8,849)	(517,017)	10,617,496	1,109,340	—	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	11,223,132	9,367	593,052	(72,699)	(543,795)	10,022,953	974,143	—	—
International Equity Funds-10.20%@
✧✧LVIP Loomis Sayles Global Growth Fund	10,580,023	760,871	346,206	23,566	(1,020,821)	9,997,433	666,051	—	—
✧✧LVIP MFS International Growth Fund	31,272,237	2,835,734	1,019,748	(145,952)	(2,515,079)	30,427,192	1,465,735	—	—
✧✧LVIP Mondrian International Value Fund	24,639,329	20,888	816,276	(33,449)	(558,645)	23,251,847	1,446,910	—	—
✧✧LVIP SSGA Developed International 150 Fund	11,130,160	9,367	1,319,669	85,344	(85,593)	9,819,609	1,195,618	—	—
LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
×,✧✧LVIP SSGA Emerging Markets Equity Index Fund	$10,133,573	$8,899	$10,263,346	$2,284,114	$(2,163,240)	$—	—	$—	$—
✧✧LVIP SSGA International Index Fund	35,427,574	564,120	1,124,389	(57,214)	(2,395,257)	32,414,834	3,103,383	—	—
Total	$1,114,431,450	$22,172,780	$55,489,334	$2,154,009	$(69,169,283)	$1,014,099,622		$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
× Issuer is no longer an affiliate of the Fund at March 31, 2022.
LVIP Global Conservative Allocation Managed Risk Fund–5